Other Receivables	6 Months Ended
Jun. 30, 2024
Other Receivables [Abstract]
OTHER RECEIVABLES

5. OTHER RECEIVABLE

As of June 30, 2024 and December 31, 2023, other receivable was $197,294 and $0, respectively. Other receivables mainly consisted of receivables from disposal of subsidiaries BEH and BEP.

As of December 31, 2023, other receivables from discontinued operation (BEH) was $877,749, respectively.